UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Institutional Portfolio

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2005

ITEM 1.                SCHEDULE OF INVESTMENTS

INSTITUTIONAL PORTFOLIO

INSTITUTIONAL ENHANCED PORTFOLIO

FORM N-Q
NOVEMBER 30, 2005

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Asset - Backed Securities — 15.0%
	Aegis Asset-Backed Securities Trust:
	Series 2004-5:
$ 784,006	Class 1A1, 4.381 % due 12/25/05 (a)	$784,010
15,000,000	Class 1A2, 4.531% due 12/25/05 (a)	15,018,673
1,653,528	Series 2004-6, Class IA1, 4.341% due 12/25/05 (a)	1,653,613
6,018,821	American Home Mortgage Investment Trust, Series 2005-2, Class 5A2,
	4.341% due 12/25/05 (a)	6,018,821
2,000,000	AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A2,
	3.780% due 7/6/08	1,993,811
5,000,000	Banc of America Securities Auto Trust, Series 2005-WF1, Class A2, 3.890%
	due 6/18/08	4,978,403
2,000,000	Capital Auto Receivables Asset Trust, Series 2004-2, Class A1A, 3.120% due
	3/15/07	1,990,358
194,094	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class A1, 4.341%
	due 12/25/05 (a)	194,094
4,700,000	CNH Equipment Trust, Series 2005-A, Class A2, 3.640% due 9/17/07	4,683,589
123,968	EQCC Home Equity Loan Trust, Series 1998-3, Class A1F, 4.580% due
	12/15/05 (a)	124,020
3,368,468	FBR Securitization Trust, Series 2005-1, Class A2, 4.440% due 12/28/05 (a)	3,368,468
1,447,460	Ford Credit Auto Owner Trust, Series 2005-B, Class A2, 3.780% due 9/15/07	1,444,524
5,000,000	GE Commercial Equipment Financing LLC, Series 2005-1, Class A2, 3.770%
	due 9/20/07	4,977,900
4,000,000	Honda Auto Receivables Owner Trust, Series 2005-2, Class A2, 3.650% due
	8/15/07	3,985,758
6,000,000	John Deere Owner Trust, Series 2005-A, Class A2, 3.790% due 12/17/07	5,968,228
6,663,911	Lehman XS Trust, Series 2005-2, Class 2A1A, 4.341% due 12/25/05 (a)	6,662,747
554,957	MASTR Asset-Backed Securities Trust, Series 2003-OPT2, Class A3, 4.511%
	due 12/25/05 (a)	555,096
227,837	Nissan Auto Lease Trust, Series 2004-A, Class A2, 2.550% due 1/15/07	227,836
818,769	Novastar Home Equity Loan, Series 2003-2, Class A1, 4.496% due 12/25/05 (a)	819,568
2,566,718	Park Place Securities, Inc., Series 2005-WHQ3, Class A2A, 4.271% due
	12/25/05 (a)	2,566,718
	Popular ABS Mortgage Pass-Through Trust:
4,254,782	Series 2004-4, Class AF1, 4.441% due 12/25/05 (a)	4,257,614
1,787,495	Series 2005-2, Class AF1, 4.281% due 12/25/05 (a)	1,787,495
6,317,187	Series 2005-4, Class AV1, 4.341% due 12/25/05 (a)	6,317,187
346,615	Residential Asset Securities Corp., Series 2003-KS1, Class A2, 4.561% due
	12/25/05 (a)	347,388
	Saxon Asset Securities Trust:
33,438	Series 2002-1, Class AV1, 4.441% due 12/25/05 (a)	33,396
269,862	Series 2004-3, Class A2, 4.371 % due 12/25/05 (a)	269,861
	Specialty Underwriting & Residential Finance:
2,113,233	Series 2003-BC3, Class A, 4.541 % due 12/25/05 (a)	2,115,668
439,586	Series 2004-BC4, Class A2A, 4.341 % due 12/25/05 (a)	439,607
1,828,494	Structured Asset Securities Corp., Series 2005-WF1, Class A1, 4.281% due
	12/25/05 (a)	1,828,494
2,000,000	Volkswagen Auto Lease Trust, Series 2005-A, Class A2, 3.520% due 4/20/07	1,993,656

	Total Asset - Backed Securities
	(Cost — $87,524,302)	87,406,601

Certificates of Deposit (Yankee) — 6.5%
10,000,000	BNP Paribas NY Branch, 4.130% due 5/25/06	9,979,500
10,000,000	Calyon NY, 4.015% due 2/28/06	9,991,700
8,000,000	Credit Suisse First Boston NY, 4.194% due 4/24/07	8,000,880

See Notes to Schedule of Investments.

1

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

Certificates of Deposit (Yankee) (continued)
$ 10,000,000	Deutsche Bank NY, 4.250% due 8/9/06	$9,969,400

	Total Certificates of Deposit (Yankee)
	(Cost — $37,999,755)	37,941,480

Collateralized Mortgage Obligations — 3.0%
540,737	Countrywide Alternative Loan Trust, Series 2004-J13, Class 1A1, 4.491% due
	12/25/05 (a)	540,737
9,519,416	SACO I Trust, Series 2005-8, Class A1, 4.471% due 12/25/05 (a)	9,519,416
7,164,612	Structured Asset Mortgage Investments Inc., Series 2003-AR2, Class A1,
	4.530% due 12/19/05 (a)	7,175,525

	Total Collateralized Mortgage Obligations
	(Cost — $17,235,678)	17,235,678

Commercial Paper — 34.6%
10,000,000	Albis Capital Corp., 4.320% due 1/5/06	9,958,292
15,000,000	Aquinas Funding LLC, 4.010% due 2/21/06 (b)	14,851,650
15,041,000	Brahms Funding Corp., 4.160% due 12/15/05	15,016,725
10,000,000	Concord Minutemen Capital Co., 3.820% due 1/6/06 (b)	9,962,500
15,000,000	Crown Point Capital Co., Series A, 3.960% due 2/7/06 (b)	14,877,150
12,500,000	Davis Square Funding IV Corp., 4.160% due 1/13/06	12,438,486
10,000,000	Ebury Finance LLC, 3.940% due 2/22/06	9,899,300
8,795,000	Fountain Square Commercial Funding, 3.860% due 12/30/05 (b)	8,768,078
15,239,000	Georgetown Funding Co., 4.270% due 1/4/06	15,177,832
20,000,000	Goldman Sachs Group Inc., 4.520% due 5/23/06	19,570,000
8,000,000	Grampian Funding LLC, 3.820% due 1/13/06 (b)	7,964,167
15,000,000	Market Street Funding Corp., 4.090% due 3/21/06	14,797,950
15,000,000	Picaros Funding LLC, 4.550% due 5/22/06	14,676,750
1,237,000	Regency Markets No. 1 LLC, 4.090% due 12/13/05	1,235,318
7,411,000	Scaldis Capital LLC, 4.010% due 2/21/06 (b)	7,337,705
15,000,000	Stanfield Victoria Funding LLC, 4.580% due 5/18/06	14,686,950
10,000,000	Whistlejacket Capital Ltd., 3.850% due 1/24/06 (b)	9,943,300

	Total Commercial Paper
	(Cost — $201,234,804)	201,162,153

Corporate Bonds & Notes — 3.5%
5,000,000	Countrywide Home Loans Inc., 4.560% due 8/25/06 (a)	5,005,040
	Merrill Lynch & Co. Inc., Notes:
10,000,000	4.011% due 12/19/05 (a)	10,011,600
5,600,000	4.086% due 12/19/05 (a)	5,608,295

	Total Corporate Bonds & Notes
	(Cost — $20,621,954)	20,624,935

Master Note — 0.2%
893,000	Merrill Lynch & Co. Inc., 4.193% due 12/1/05
	(Cost — $893,000)	893,000

U.S. Government Agencies — 36.9%
	Federal Home Loan Bank (FHLB):
10,000,000	2.875% due 5/22/06	9,926,580
5,000,000	2.875% due 8/15/06	4,941,120
2,760,000	2.950% due 9/14/06	2,725,031
2,500,000	3.750% due 9/29/06	2,482,530
1,365,000	3.200% due 11/29/06	1,345,924
7,000,000	3.800% due 12/29/06	6,937,357
11,000,000	3.750% due 1/16/07	10,890,990
1,000,000	Series 3, 3.500% due 1/18/07	987,592
7,000,000	Federal Home Loan Bank System, Series 586, 4.250% due 4/16/07	6,960,779

See Notes to Schedule of Investments.

2

INSTITUTIONAL ENHANCED PORTFOLIO

Schedule of Investments (unaudited) (continued)	November 30, 2005

FACE
AMOUNT	SECURITY	VALUE

U.S. Government Agencies (continued)
	Federal Home Loan Mortgage Corp. (FHLMC):
$ 3,000,000	2.750% due 8/15/06	$2,962,101
5,000,000	3.625% due 9/15/06	4,962,215
10,000,000	4.250% due 2/28/07	9,950,130
5,000,000	3.750% due 4/15/07	4,939,825
10,000,000	4.500% due 4/18/07	9,956,700
5,000,000	4.050% due 6/28/07	4,953,120
	Discount Notes:
8,000,000	3.520% due 4/18/06	7,868,592
25,000,000	4.600% due 11/14/06	23,894,375
	Discount Notes, Series RB:
16,000,000	3.550% to 3.950% due 2/28/06	15,836,832
10,000,000	4.430% due 10/17/06	9,596,000
6,000,000	Reference Notes, 2.875% due 12/15/06	5,892,780
	Series RB:
10,000,000	3.650% due 5/30/06	9,782,250
10,000,000	4.130% due 7/25/06	9,708,610
	Federal National Mortgage Association (FNMA):
6,000,000	3.250% due 3/17/06	5,982,606
5,000,000	3.250% due 6/28/06	4,963,290
5,000,000	3.250% due 7/31/06	4,954,720
7,000,000	3.625% due 1/19/07	6,920,802
	Discount Notes:
4,500,000	3.310% due 1/27/06	4,477,107
5,000,000	3.460% due 2/24/06	4,951,300
15,000,000	3.600% to 3.71% due 5/26/06	14,680,635

	Total U.S. Government & Agency Obligations
	(Cost — $215,338,504)	214,431,893

	TOTAL INVESTMENTS — 99.7% (Cost — $580,847,997#)	579,695,740
	Other Assets in Excess of Liabilities — 0.3%	1,715,177

	TOTAL NET ASSETS — 100.0%	$581,410,917

(a)	Variable rate security. Coupon rates disclosed are those which are in effect at November 30, 2005.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule: MASTR - Mortgage Asset Securitization Transactions Inc.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Institutional Enhanced Portfolio (the “Portfolio”), is a separate diversified series of the Institutional Portfolio (the “Trust”), an open-end diversified management investment company organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt Securities are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,497
Gross unrealized depreciation	(1,157,754)

Net unrealized depreciation	$(1,152,257)

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Portfolio

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	January 27, 2006

By:	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	January 27, 2006